Exceptional items (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Exceptional Items Included in Income Statement
The exceptional items included in the income statement were as follows:

For the year ended 31 December Million US dollar	2025	2024¹	2023¹
.
Restructuring	(116)	(156)	(142)
Business and asset disposals (including impairment losses)	(274)	181	(397)
Claims and legal costs	(53)	-	(85)
Acquisition-related costs (business combinations)	(5)	-	-
Impact on profit from operations	(449)	25	(624)
.
Exceptional net finance income/(expense)	(185)	(995)	(69)
Exceptional share of results of associates	9	104	(35)
Exceptional taxes	156	(205)	84
Exceptional non-controlling interest	(30)	9	30
Net impact on profit	(499)	(1 062)	(614)
1
Amended to conform to the 2025 presentation.